INCOME TAXES - Tax Expense (Benefit) (Details) - USD ($) $ in Thousands		6 Months Ended	11 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Effect of movement in deferred tax balances		$ 19	$ 0	$ 46	$ 0
Effect of adjustments in respect of current tax in prior periods		0	0	0	(43)
Effect of taxable income in various countries		366	111	510	265
Total income tax expense	[1]	$ 385	$ 111	$ 556	$ 222

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.